Securities Act Registration No. 333-178164

Investment Company Act Registration No. 811-22638

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐

Pre-Effective Amendment No. __

☒

Post-Effective Amendment No. 11

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒

Amendment No. 13

(Check appropriate box or boxes.)

Arrow Investments Trust

(Exact Name of Registrant as Specified in Charter)

2943 Olney Sandy Springs Road, Suite A

Olney, Maryland  20832

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (301) 260-1001

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, Delaware  19808

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, 17th Floor

Columbus, Ohio  43215

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On December 1, 2013 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ARROW RISK PREMIA FUND

CLASS D SHARES (DBRPX)

PROSPECTUS May 12, 2014

1-877-277-6933

(1-877-ARROW-FD)
www.arrowfunds.com

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARY – ARROW RISK PREMIA FUND	1
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	6
INVESTMENT OBJECTIVE	6
PRINCIPAL INVESTMENT STRATEGIES	7
PRINCIPAL INVESTMENT RISKS	9
MANAGEMENT OF THE FUND	13
INFORMATION ABOUT SHARES	14
HOW TO PURCHASE SHARES	16
HOW TO REDEEM SHARES	18
TRANSACTIONS THROUGH WWW.ARROWFUNDS.COM	22
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	23
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	24
DISTRIBUTION OF SHARES	25
FINANCIAL HIGHLIGHTS	26
PRIVACY NOTICE	27

FUND SUMMARY – ARROW RISK PREMIA FUND

Investment Objective:  The Fund seeks investment returns that generally correspond (before fees and expenses) to the returns of the Deutsche Bank Risk Premia 5% Volatility Target Portfolio USD – Excess Return Index.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16 of the Fund's Prospectus and in Purchase, Redemption and Pricing of Shares on page 32 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class D
Maximum Sales Charge	None
Maximum Deferred Sales Charge	None
Redemption Fee (as a % of amount redeemed, if shares are held less than 30 days)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	0.03%
Total Annual Fund Operating Expenses	0.33%

(1) Other expense are estimated for the Fund's first fiscal year.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Year
$34	$106

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:  The Fund's advisor, Arrow Investment Advisors, LLC (the "Advisor"), seeks to achieve the Fund's investment objective by investing primarily in a

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combination of securities and derivatives that, as a whole, are expected to produce returns (before fees and expenses) that track those of the Deutsche Bank Risk Premia 5% Volatility Target Portfolio USD – Excess Return Index (the "Underlying Index").  The Advisor employs a "passive management" investment approach designed to track the performance of the Underlying Index.  The Fund will primarily use derivatives such as total return swap agreements, futures, options, and structured notes to obtain exposure to the Underlying Index and its components.  The Fund will also implement its strategy using a broad mix of financial asset classes, including U.S. and foreign equities of any capitalization range, fixed income securities of any maturity issued by the U.S. government or its agencies.

The Underlying Index is composed of a "risk" weighted combination of four other indices (the "Underlying Index Components").  Each Underlying Index Component is intended to capture the potential return premium associated with a specific characteristic of equity stock investment strategies that seek returns from a portfolio of long and short strategies ("long/short") with a targeted amount of risk, as measured by return volatility.   Underlying Index Components with higher volatility receive less weight and those with lower volatility receive more weight in order to achieve the targeted average volatility of 5%. Volatility is measured over a 264 day period. The Underlying Index Components encompass a variety of equity investment styles each with a low correlation to the U.S. equity market.  The Underlying Index and each of the Underlying Index Components have been developed by Deutsche Bank AG, London Branch (the "Index Sponsor") using a rules-based methodology.  The Fund seeks returns that reflect the performance of the Underlying Index, which is a monthly rebalanced, volatility controlled, risk weighted portfolio of the following Underlying Index Components (each a "Risk Premium Index," together the "Risk Premium Indices"):

•

Deutsche Bank Equity Sector-Neutral Value Factor – USD – Excess Return Index
(the "Value Factor Index")

•

Deutsche Bank Equity Sector-Neutral Quality Factor – USD – Excess Return Index
(the "Quality Factor Index")

•

Deutsche Bank Equity Low Beta Turnover Control Factor – USD – Excess Return Index
(the "Low Beta Factor Index")

•

Deutsche Bank Equity Risk-Adjusted Momentum Factor – USD – Excess Return Index
(the "Momentum Factor Index").

The Value Factor Index and the Quality Factor Index are each sector neutral, which means they use a long/short portfolio construction technique that ensures that the resulting portfolio does not have an exposure to any economic sector.

Equity Characteristics

Each Underlying Index Component is intended to capture the potential return premium associated with a specific characteristic of equity stocks.  The four characteristics tracked by the respective Underlying Index Component are:

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Value, as measured by a stock's EBITDA (earnings before interest, tax, depreciation and amortization) to EV (enterprise value, which is a commonly used economic measure that attempts to quantify a company’s value by considering factors like the sum of claims of all claimants including creditors and equityholders of the company) ratio and dividend yield,

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Quality, as measured by a stock's return on invested capital and accruals ratio,

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Low Beta, as measured by the beta (a measure of the volatility, or systematic risk, of a security or a portfolio) of a stock compared to a reference index,

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Momentum, as measured by a stock's price momentum, risk-adjusted for idiosyncratic (stock-specific) volatility.

The long/short portfolio construction methodology attempts to provide absolute (positive) returns (a statistical measurement that quantifies a correlation of 100% to the underlying asset type) by minimizing the risk of substantial losses stemming from market declines while reducing volatility.   However, actual volatility may be higher than the expected volatility. The Value Factor Index, Quality Factor Index and Low Beta Factor Index each comprise a notional (which is the total value of a leveraged position's assets) long position in a portfolio of stocks ranked as high value, high quality or low beta stocks, respectively, and a notional short position in a portfolio of stocks ranked as low value, low quality or high beta stocks, respectively.  The Momentum Factor Index comprises a notional long position in a portfolio of stocks ranked as high momentum stocks and a notional short position in the MSCI World – Gross Total Return – USD Index®.  That index is designed to be representative of large- and mid-cap stocks in developed markets.

Rebalancing and Weighting

The Underlying Index is rebalanced monthly by weighting the notional exposure to the Risk Premium Indices such that the risk associated with each Risk Premium Index is approximately equal.  This is accomplished by measuring the volatility of each Risk Premium Index over the last year and setting the weight of such index in inverse proportion to its volatility.  Therefore, a Risk Premium Index with a high historical volatility will be assigned a lower weight on the monthly rebalancing date, and a Risk Premium Index with a low historical volatility will be assigned a higher weight.

After determining the weight of each Risk Premium Index, the Underlying Index uses a further allocation strategy at each monthly rebalancing that aims to maintain a target annualized volatility of 5% (the "Target Volatility") by controlling its overall exposure to the weighted Risk Premium Indices (the "Weighted Basket").  The weight of each Risk Premium Index in the Weighted Basket will be reset on each monthly rebalancing date.

To maintain the Target Volatility of 5%, the Underlying Index attempts to compensate for such lower hypothetical volatility of the Weighted Basket by increasing participation going forward.  Conversely, if, on a monthly rebalancing date, the hypothetical volatility of the Weighted Basket is greater than 5%, the participation of the Underlying Index in the Weighted Basket will be reset to a level less than 100%, but not less than 50%.  In this scenario, to maintain the Target Volatility of 5%, the Underlying Index attempts to compensate for such higher hypothetical

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volatility of the Weighted Basket by decreasing participation going forward, which will be reassessed at the following monthly rebalancing date.

The Advisor sells securities and derivatives to purchase other securities and derivatives that it believes will have returns more closely correlated to the Underlying Index pursuant to its passive management investment approach.

Principal Investment Risks:  ;As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

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Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.  Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

•

Derivatives Risk:  The Fund may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines.  The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

•

Fixed Income Risk:  The value of the Fund's investments in fixed income securities and derivatives will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases.  Your investment will decline in value if the value of the Fund's investments decreases.

•

Foreign Securities Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•

Government Securities Risk:  The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.  Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

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Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

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Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

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Management Risk:  The Advisor's investment decisions about individual securities impact the Fund's ability to achieve its investment objective.  The Advisor's judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect, the volatility of the Fund’s investments may be higher than expected and there is no guarantee that the Advisor's investment strategy will produce the desired results.

•

Market Risk:  Overall securities and derivatives market risks will affect the value of individual instruments in which the Fund invests.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•

Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date of a closing or offsetting transaction.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

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Small and Medium Capitalization Stock Risk:  Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.  In particular, these companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.  These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

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Structured Note Risk:  The value of a structured note will be influenced by time to maturity, level of supply and demand for this type of note, interest rate volatility, changes in the issuer's credit quality rating, and economic, legal, political, or geographic events.  These notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices.  There may be a lag between a change in the value of the underlying reference asset and the value of the structured note.  The Fund may also be exposed to increased transaction costs.

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•

Tracking Risk:  The Fund will not be able to replicate exactly the performance of the Underlying Index because the total return generated by the Fund's securities and derivatives will be reduced by transaction costs.  In addition, the Fund will incur expenses, such as management fees, not incurred by the index.  The Advisor's judgments about the index-tracking characteristics of securities and derivatives may prove incorrect and may not produce the desired index-tracking results.

Performance:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available at no cost by visiting www.arrowfunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Investment Advisor: Arrow Investment Advisors, LLC

Portfolio Managers:

William E. Flaig, Jr.

Adrian Bachman, CFA

Chief Investment Officer

Portfolio Manager

Since inception

Since inception

Purchase and Sale of Fund Shares:  The minimum initial investment in Class D Shares of the Fund is $10,000,000.  Subsequent investments in Class D Shares may be made in any amount.  The Advisor may waive the investment minimum in its discretion.  The Fund may not be available in all states and may only be available through limited distribution channels.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone, online at www.arrowfunds.com, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan.  However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE

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The Fund seeks investment returns that generally correspond (before fees and expenses) to the returns of the Deutsche Bank Risk Premia 5% Volatility Target Portfolio USD – Excess Return Index.  The Fund's investment objective is a non-fundamental policy and may be changed without shareholder approval by the Fund's Board of Trustees upon 60 days' written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's advisor, Arrow Investment Advisors, LLC (the "Advisor"), seeks to achieve the Fund's investment objective by investing primarily in a combination of securities and derivatives that, as a whole, are expected to produce returns (before fees and expenses) that track those of the Deutsche Bank Risk Premia 5% Volatility Target Portfolio USD – Excess Return Index (the "Underlying Index").  The Advisor employs a "passive management" investment approach designed to track the performance of the Underlying Index.  The Fund will primarily use derivatives such as total return swap agreements, futures, options, and structured notes to obtain exposure to the Underlying Index and its components.  The Fund will also implement its strategy using a broad mix of financial asset classes, including U.S. and foreign equities of any capitalization range, fixed income securities of any maturity issued by the U.S. government or its agencies.

The Underlying Index is composed of a "risk" weighted combination of four other indices (the "Underlying Index Components").  Each Underlying Index Component is intended to capture the potential return premium associated with a specific characteristic of equity stock investment strategies that seek returns from a portfolio of long and short strategies ("long/short") with a targeted amount of risk, as measured by return volatility.  The Underlying Index Components encompass a variety of equity investment styles each with a low correlation to the U.S. equity market.  The Underlying Index and each of the Underlying Index Components have been developed by Deutsche Bank AG, London Branch (the "Index Sponsor") using a rules-based methodology.  The Fund seeks returns that reflect the performance of the Underlying Index, which is a monthly rebalanced, volatility controlled, risk weighted portfolio of the following Underlying Index Components (each a "Risk Premium Index," together the "Risk Premium Indices"):

•

Deutsche Bank Equity Sector-Neutral Value Factor – USD – Excess Return Index
(the "Value Factor Index")

•

Deutsche Bank Equity Sector-Neutral Quality Factor – USD – Excess Return Index
(the "Quality Factor Index")

•

Deutsche Bank Equity Low Beta Turnover Control Factor – USD – Excess Return Index
(the "Low Beta Factor Index")

•

Deutsche Bank Equity Risk-Adjusted Momentum Factor – USD – Excess Return Index
(the "Momentum Factor Index").

Equity Characteristics

7

Each Underlying Index Component is intended to capture the potential return premium associated with a specific characteristic of equity stocks.  The four characteristics tracked by the respective Underlying Index Component are:

•

Value, as measured by a stock's EBITDA (earnings before interest, tax, depreciation and amortization) to EV (enterprise value) ratio and dividend yield,

•

Quality, as measured by a stock's return on invested capital and accruals ratio,

•

Low Beta, as measured by the beta of a stock compared to a reference index,

•

Momentum, as measured by a stock's price momentum, risk-adjusted for idiosyncratic (stock-specific) volatility.

The long/short portfolio construction methodology attempts to provide absolute (positive) returns  by minimizing the risk of substantial losses stemming from market declines while reducing volatility.  The Value Factor Index, Quality Factor Index and Low Beta Factor Index each comprise a notional long position in a portfolio of stocks ranked as high value, high quality or low beta stocks, respectively, and a notional short position in a portfolio of stocks ranked as low value, low quality or high beta stocks, respectively.  The Momentum Factor Index comprises a notional long position in a portfolio of stocks ranked as high momentum stocks and a notional short position in the MSCI World – Gross Total Return – USD Index®.  That index is designed to be representative of large- and mid-cap stocks in developed markets.

Rebalancing and Weighting

The Underlying Index is rebalanced monthly by weighting the notional exposure to the Risk Premium Indices such that the risk associated with each Risk Premium Index is approximately equal.  This is accomplished by measuring the volatility of each Risk Premium Index over the last year and setting the weight of such index in inverse proportion to its volatility.  Therefore, a Risk Premium Index with a high historical volatility will be assigned a lower weight on the monthly rebalancing date, and a Risk Premium Index with a low historical volatility will be assigned a higher weight.

After determining the weight of each Risk Premium Index, the Underlying Index uses a further allocation strategy at each monthly rebalancing that aims to maintain a target annualized volatility of 5% (the "Target Volatility") by controlling its overall exposure to the weighted Risk Premium Indices (the "Weighted Basket").  The weight of each Risk Premium Index in the Weighted Basket will be reset on each monthly rebalancing date.

To maintain the Target Volatility of 5%, the Underlying Index attempts to compensate for such lower hypothetical volatility of the Weighted Basket by increasing participation going forward.  Conversely, if, on a monthly rebalancing date, the hypothetical volatility of the Weighted Basket is greater than 5%, the participation of the Underlying Index in the Weighted Basket will be reset to a level less than 100%, but not less than 50%.  In this scenario, to maintain the Target Volatility of 5%, the Underlying Index attempts to compensate for such higher hypothetical volatility of the Weighted Basket by decreasing participation going forward, which will be reassessed at the following monthly rebalancing date.

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The Advisor sells securities and derivatives to purchase other securities and derivatives that it believes will have returns more closely correlated to the Underlying Index pursuant to its passive management investment approach.

Because the Index is linked to the performance of the weighted portfolio of four Risk Premium Indices, any deduction of costs or fees from the levels of the Risk Premium Indices will lower the level of the Portfolio Index.  As described below under "Risk Premium Indices," the calculation of each Risk Premium Index includes a daily deduction for the sum of the cost of hypothetically implementing the notional long position at a rate of 0.40% per annum and the cost of implementing the notional short position at a rate of 0.45% per annum.  The calculation of the notional long and short positions also include a cost deduction of 0.02% (in the case of the long position) and -0.02% (in the case of the short position) in connection with their monthly reconstitution." As a result of these deductions, the levels of the Risk Premium Indices will be lower than would otherwise be the case if such costs were not included.  These deductions of costs and fees from the levels of the Risk Premium Indices are in addition to the Rebalancing Transaction Cost at the Portfolio Index level.

PRINCIPAL INVESTMENT RISKS

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Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.  Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.  Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

•

Derivatives Risk:  The Fund may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines.  The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  These risks could cause the Fund to lose more than the principal amount invested.  In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

•

Swap Counterparty Credit Risk:  The Fund is subject to credit risk on the amount the Fund expects to receive from swap agreement counterparties.  If a swap counterparty

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defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

•

Fixed Income Risk:  When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund.  In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).  These risks could affect the value of a particular investment by the Fund possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

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Foreign Securities Risk:  Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies.  There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States.  Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government.  There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of a Fund held in foreign countries.  Finally, the adverse fluctuations in foreign currency values, establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations and the value of the Fund's foreign currency denominated assets.

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Government Securities Risk:  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association ("Ginnie Mae"), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities.  Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and "Freddie Mac", are supported only by the credit of the agency that issued them, and not by the U.S. government.  Securities issued by the Federal Farm Credit System, the Federal Land Banks, and "Fannie Mae" are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.  No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.  However, on September 7,

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2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.  The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations.  The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.  Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

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Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than that of larger issuers.  The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•

Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile.  The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.  The use of leverage may also cause the Fund to have higher expenses (especially interest) than those of mutual funds that do not use such techniques.

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Management Risk:  The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests.  The ability of the Fund to meet its investment objective is directly related to the Advisor's allocation of the Fund's assets.  The Advisor's objective judgments, based on their investment strategy, about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor's investment strategy will produce the desired results.

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Market Risk:  The net asset value of the Fund will fluctuate based on changes in the value of the securities and derivatives in which the Fund invests.  The Fund invests in equity securities, which are more volatile and carry more risk than some other forms of investment.  The price of equity securities may rise or fall because of economic or political changes.  Stock prices in general may decline over short or even extended periods of time.  Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.  The prices of equity securities rise and fall daily.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.

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 The prices of securities issued by such companies may suffer a decline in response.  In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.  The Fund's use of short selling may reduce the risk of general equity market volatility but cannot completely eliminate that risk.

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Short Position Risk:  The Fund's long positions could decline in value at the same time that the value of the short positions increases, thereby increasing the Fund's overall potential for loss.  The Fund's short positions may result in a loss if the price of the short position instrument or security rises and it costs more to replace or cover.  In contrast to the Fund's long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund's short positions is unlimited.  Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price.  The lender of a borrowed security may require the Fund to return the securities on short notice, which may require the fund to purchase the borrowed securities at an unfavorable price, resulting in a loss.

•

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.  These companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group.  Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Fund's net asset value than is customarily associated with larger, more established companies.  Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.  Small cap companies may have returns that can vary, occasionally significantly, from the market in general.

•

Structured Note Risk:  The value of a structured note will be influenced by time to maturity, level of supply and demand for this type of note, interest rate market volatility, changes in the issuer's credit quality rating, and economic, legal, political, or geographic events.  These notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices.  There may be a lag between a change in the value of the underlying reference asset and the value of the structured note.  The Fund may also be exposed to increased transaction costs.

•

Tracking Risk:  The Fund will not be able to replicate exactly the performance of the Underlying Index because the total return generated by the Fund's securities and derivatives will be reduced by transaction costs.  In addition, the Fund will incur expenses, such as management fees, not incurred by the index.  The Advisor's judgments about the index-tracking characteristics of securities and derivatives may prove incorrect and may not produce the desired index-tracking results.  The Advisor's strategies may produce investment returns that do not track those of the index and may produce below-index returns for extended periods of time.

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Portfolio Holdings Disclosure

A description of the Fund's policies regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

MANAGEMENT OF THE FUND

Investment Advisor

Arrow Investment Advisors, LLC, located at 2943 Olney-Sandy Spring Road, Suite A, Olney, Maryland 20832, serves as investment advisor to the Fund.  Subject to the authority of the Board of Trustees, the Advisor is responsible for the overall management of the Fund's business affairs.  The Advisor is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions.  The Advisor was established in February 2006.  The Advisor has approximately $500 million in assets under management.  The Advisor has been managing the Fund since it commenced investment operations in 2014.

With respect to the management of the Fund, the Underlying Index and Underlying Index Components were developed by Deutsche Bank AG, London Branch ("DB").  DB is not affiliated with the Fund, the Advisor, or the Fund's distributor, Archer Distributors, LLC.  The Fund is not sponsored or endorsed by DB.  DB does not guarantee the accuracy and/or the completeness of the Underlying Index or Underlying Index Components or any data included therein and shall have no liability for any errors, omissions, or interruptions therein.

Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive, on a monthly basis, an annual advisory fee equivalent to 0.30% of the Fund's average daily net assets.  This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice.

A discussion regarding the basis for the Board of Trustee's approval of the Investment Advisory Agreement for the Fund will be available in the Fund's first Semi-Annual or Annual Report.

In addition to investment advisory fees, the Fund pay other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

Portfolio Managers

William E. Flaig Jr.

Chief Investment Officer

William E. Flaig, Jr. has been responsible for the day to day management of the Fund since its inception.  Mr. Flaig joined Arrow Investment Advisors, LLC in February of 2007.  From 2005 to 2007 he was a principal of Paladin Asset Management.  To Paladin, Mr. Flaig brought a body of original research in absolute return factors, which he refined there and which evolved into

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Paladin's corresponding alternative investment strategies.  From 2000 to 2005 Mr. Flaig served Rydex Investments in portfolio management roles of increasing responsibility, culminating with his appointment as Director of Portfolio Management/Director of Investment Strategy, with responsibility over all Rydex Portfolio Managers.  During this period Mr. Flaig defined the concept of hedge fund replication, initiated the research and investment strategies on which the Rydex Absolute Return Strategies Fund and the Rydex Hedge Equity Fund are based, and directed those strategies.  Mr. Flaig developed the quantitative investment methodology and strategy for the Rydex Core Equity Fund and refined the investment methodology of the Rydex Sector Rotation Fund.  Mr. Flaig also developed best practices for creating leverage within the constraints of a mutual fund offering unlimited trading.  From 1992–1998 Mr. Flaig worked for Bankers Trust Company in New York, in departments including currency trading, proprietary trading, derivatives structuring, and emerging market fixed income, and currency trading.  Mr. Flaig graduated from Purdue University with a degree in Management.

Adrian Bachman, CFA®

Portfolio Manager

Adrian Bachman specializes in the quantitative analysis of the Fund.  Mr. Bachman has been responsible for the futures and options on futures management of certain of the Advisor's clients since September 2011.  Before joining the Advisor in June of 2008, he spent eleven years at Rydex Investments in Rockville, Maryland.  As portfolio manager he managed Rydex's Sector Rotation Fund and several sector funds.  During the course of his tenure with Rydex he also aided in the management of numerous other funds including Rydex's inverse, leveraged and international funds.  He was also the chairman of the Rydex Advisory Service Investment Committee, responsible for the oversight of the entire Dynamic Advantage Program including asset allocation.  Prior to Rydex he was a registered representative of Rockville-based Capital Management providing financial advisory services to high net worth investors and business owners.  Mr. Bachman has a bachelor's degree in finance and international business from the University of Maryland College Park and holds the Charter Financial Analyst designation.

INFORMATION ABOUT SHARES

How Shares are Priced

The public offering price of shares is the net asset value ("NAV") and is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business.  NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily.  The determination of NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.  You may obtain

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the current NAV of Fund shares at no cost by calling 866-277-6933 or by visiting the Fund's website at www.arrowfunds.com.

Generally, the Fund's securities are valued each day at the last quoted sales price on each security's primary exchange.  Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange.  Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Advisor in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used.  In these cases, the Fund's NAV will reflect certain portfolio securities' fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.  The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund.  Because the Fund may invest in exchange-traded funds ("ETFs") which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the ETFs do not price their shares, the value of some of the Fund's portfolio securities may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in the Fund's portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the Fund's fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies,

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and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Share Classes

This Prospectus describes the only class of shares offered by the Fund.  The Fund may offer other share classes in the future.

Promotional Incentives by Distributor

The Distributor may, from time to time, provide promotional incentives, to certain investment firms.  Such incentives may, at the Distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions or incentives.

HOW TO PURCHASE SHARES

Purchasing Shares

You may purchase shares of the Fund by sending a completed application form to the following address:

via Regular Mail Arrow Funds c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, Nebraska 68154	Overnight Mail Arrow Funds c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

The Fund reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased.  Make all checks payable to "Arrow Funds."  The Fund will not accept payment in cash, including cashier's checks or money orders.  Also, to prevent check fraud, the Fund will not accept third-party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.  After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number to the above address.

Note:  Gemini Fund Services, LLC ("GFS" or "Transfer Agent"), the Fund's transfer agent, will charge a $25 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment check returned to the Transfer Agent for insufficient funds.

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist the Fund in verifying your identity.  Until such verification is made, the Fund may temporarily limit

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additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder's identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Shares of the Fund may not be qualified or registered for sale in all States.  Prospective investors should inquire as to whether shares of the Fund are available for offer and sale in their State of domicile or residence.  Shares of the Fund may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

Purchase through Brokers.  You may be able to invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's Distributor.  These brokers and agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order.  The broker or agent may set its own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire.  If you wish to wire money to make an investment in the Fund, please call the Fund at 1-877-277-6933 for wiring instructions and to notify the Fund that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire.  The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE.  Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan.  You may participate in the Fund's Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $250 on specified days of each month into your established Fund account.  Please contact the Fund at 1-877-277-6933 (1-877-ARROW-FD) for more information about the Fund's Automatic Investment Plan.

Retirement Plans.  You may purchase shares of the Fund for your individual retirement plans.  Please call the Fund at 1-877-277-6933 (1-877-ARROW-FD) for the most current listing and appropriate disclosure documentation explaining on how to open a retirement account.

Eligibility for Class D Shares

The Class D Shares of the Fund are offered primarily for the following types of investors:

• Employee benefit plan programs;

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• Broker-dealer managed accounts or wrap programs that charge an asset based fee and invest in the Fund via omnibus accounts;

• Registered investment adviser mutual fund wrap programs that charge an asset-based fee and invest in the Fund via omnibus accounts;

• Internal Revenue Code Section 529 college savings plan accounts;

• Funds of Funds advised by the Advisor or its affiliates; and

• Funds of Funds advised by unaffiliated investment advisers

The investor eligibility requirements and account balance requirements for purchases of Class D Shares may be amended from time to time as reflected in the Trust's then-current registration statement.  In addition, members of the Board of Trustees of the Fund and each officer, director and employee of the Advisor and its affiliates may purchase Class D Shares without being subject to the $10 million minimum initial investment requirement.  To obtain more information about exceptions to the minimum initial investment for Class D Shares, please call 1-877-277-6933 (1-877-ARROW-FD).

When Your Order is Processed

All shares will be purchased at the NAV per share next determined after the Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  "Good order" means your purchase includes:

• the name of the Fund

• the dollar amount of shares to be purchased

• a completed purchase application corresponding to the type of account you are opening, or a completed investment stub (make sure your investment meets the account minimum or subsequent purchase investment minimum)

• a check payable to "Arrow Funds"

HOW TO REDEEM SHARES

Redeeming Shares

You may redeem your shares of the Fund on any day the Fund is open for business using any of the following methods:

Written Redemption Requests

You may redeem all or any portion of the shares credited to your accounts by submitting a written request for redemption to:

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via Regular Mail Arrow Funds c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, Nebraska 68154	Overnight Mail Arrow Funds c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

Redeeming by Telephone

The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application, or you must instruct the Fund, in writing, to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-877-277-6933 (1-877-ARROW-FD).  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Fund, the Transfer Agent nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Fund or the Transfer Agent or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Fund and/or the Transfer Agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions

You may request that your redemption proceeds be wired directly to your bank account.  The Fund's Transfer Agent imposes a $15.00 fee for each wire redemption and deducts the fee directly from your account.  Your bank may also impose a fee for the incoming wire.

Redeeming through Broker

If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Redemptions Through www.arrowfunds.com

You may redeem your shares through the Fund's website, at www.arrowfunds.com.  For complete information regarding Internet transactions, please see the section entitled "Transactions Through www.arrowfunds.com."

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Systematic Withdrawal Plan

If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000,000, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $250 or more.  If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Fund at 1-877-277-6933 (1-877-ARROW-FD).

Redemptions in Kind

The Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount is greater than $250,000 or 1% of the Fund's assets.  The securities will be chosen by the Fund and valued at the Fund's net asset value.  A shareholder may incur transaction expenses in converting these securities to cash.

When Redemption Orders are Processed

Redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in "good order."  If you purchase shares using a check and soon after request a redemption, your redemption will not be processed until the check for your purchase has cleared (usually within 10 days).

Good Order

Your redemption request will be processed if it is in "good order."  To be in good order, the following conditions must be satisfied:

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The request should be in writing, unless you are redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•

The request must identify your account number;

•

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•

If you request the redemption proceeds be sent to a person, bank or an address other than that of record, or be paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Medallion Signature Guarantees

If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Fund with your signature guaranteed.  A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

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•

You wish to change the bank or brokerage account that you have designated on your account;

•

You request a redemption to be made payable to a person not on record with the Fund;

•

You request that a redemption be mailed to an address other than that on record with the Fund;

•

The proceeds of a requested redemption exceed $100,000;

•

Any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or

•

Your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form.  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redemption Fee

The Fund will deduct a 1.00% redemption fee on the redemption amount if you sell your shares held less than 30 days after purchase.  See Low Balances for further information on account closure policy.  Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  Shares held for 30 days or more are not subject to the 1.00% fee.

Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Waivers of Redemption Fees: The Fund has elected not to impose the redemption fee for:

• Redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

• Certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;

• Redemptions or exchanges in discretionary asset allocation, fee based or wrap programs ("wrap programs") that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;

• Redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan; or

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• Involuntary redemptions, such as those resulting from a shareholder's failure to maintain a minimum investment in the Fund, or to pay shareholder fees.

Low Balances for Share Accounts

If at any time your account balance falls below the minimum investment amount of $10,000,000, the Fund may notify you that, unless the account is brought up to the appropriate account minimum within 30 days of the notice that your account could be closed.  After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record.  Your account will not be closed if the account balance drops below the minimum due to a decline in NAV.  The Fund will not charge any redemption fee on involuntary redemptions.

TRANSACTIONS THROUGH WWW.ARROWFUNDS.COM

You may purchase subsequent shares and redeem Fund shares through the Fund's website, at www.arrowfunds.com.  To establish Internet transaction privileges you must enroll through the website.  You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application.  You will be required to enter into a User's Agreement through the website in order to enroll in these privileges.  In order to conduct Internet transactions, you must have telephone transaction privileges.  To purchase subsequent shares through the website you must also have ACH instructions on your account.  Shares from an account in any of the Fund's tax sheltered retirement plans cannot be redeemed through the Fund's website.

Redemption proceeds may be sent to you by check, to the address of record, or if your account has existing bank information, by wire or ACH.  Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Fund's website.  Transactions through the website are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment.  Your ability to use the website for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties.  While the Fund and its service providers have established certain security procedures, the Fund, the Distributor and the Transfer Agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with this medium.  There also may be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider purchasing or redeeming shares by another method.  Neither the Fund nor the Transfer Agent, Distributor, or Advisor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

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TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of the Fund's shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

The Fund intends to distribute substantially all its net investment income at least annually and net capital gain annually.  The distributions will be reinvested in shares of the Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Fund will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend, redemption or exchange proceeds.  The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending.  The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary tax discussion is not intended to be and should not be construed to be legal or tax advice to any current holder of the Fund's shares.  You should consult your own tax advisors to determine the tax consequences of owning the Fund's shares.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund discourages and does not accommodate market timing.  Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund's investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.  The Fund is designed for long-term investors and is not intended for

23

market timing or other disruptive trading activities.  Accordingly, the Fund's Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change.  The Fund currently uses several methods to reduce the risk of market timing.  These methods include:

• Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund's "Market Timing Trading Policy;" and

• Assessing a redemption fee for short-term trading.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders.

The redemption fee, which is uniformly imposed, is intended to discourage short-term trading and is paid to the Fund to help offset any cost associated with such short-term trading.  The Fund will monitor the assessment of redemption fees against your account.  Based on the frequency of redemption fees assessed against your account, the Advisor or Transfer Agent may each in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund's Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases into the Fund.

The Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities.  Neither the Fund nor the Advisor will be liable for any losses resulting from rejected purchase or exchange orders.  The Advisor may also bar an investor who has violated these policies (and the investor's financial advisor) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices.  There can be no guarantee that the Fund will be able to identify or limit these activities.  Omnibus account arrangements are common forms of holding shares of the Fund.  While the Fund will encourage financial intermediaries to apply the Fund's Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's Market Timing Trading Policy with respect to customers of financial intermediaries.  For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers.  More specifically, unless the financial intermediaries have the ability to apply the Fund's Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions, assessing the Fund's redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund's Market Timing Trading Policy.  Brokers maintaining omnibus accounts with the Fund have

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agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request.  If the Fund or the Transfer Agent or a shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant.  At the request of the Advisor, the service providers may take immediate action to stop any further short-term trading by such participants.

DISTRIBUTION OF SHARES

Distributor

Archer Distributors, LLC, Olney-Sandy Spring Road Olney, MD 20832 is the distributor for the shares of the Fund.  Archer Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA").  Shares of the Fund are offered on a continuous basis.

Additional Compensation to Financial Intermediaries:  The Fund's distributor, its affiliates, and the Advisor may, at their own expense and out of their resources including their own legitimate Fund-related profits, provide additional cash payments to financial intermediaries who sell shares of the Fund.  Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others.  These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs.  These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.  The distributor may, from time to time, provide promotional incentives to certain investment firms.  Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions and incentives.

Householding

To reduce expenses, we mail only one copy of the Prospectus and each annual and semi-annual report to those addresses share by two or more accounts.  If you wish to receive individual copies of these documents, please call the Fund at 1-877-277-6933 (1-877-ARROW-FD) between the hours of 8:30 a.m. and 6:00 p.m. Eastern time on days the Fund is open for business or contact your financial institution.  We will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

Because the Fund has only recently commenced investment operations, no financial highlights are available for the Fund at this time.  In the future, financial highlights will be presented in this section of the Prospectus.

25

PRIVACY NOTICE

                                                   Rev. Jan. 2012

ARROW INVESTMENTS TRUST

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

• Social Security number and wire transfer instructions

• account transactions and transaction history

• investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For nonaffiliates to market to you	NO	We don't share

QUESTIONS?	Call 1-877-277-6933

26

PRIVACY NOTICE

ARROW INVESTMENTS TRUST

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

• open an account or deposit money

• direct us to buy securities or direct us to sell your securities

• seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates' everyday business purposes – information about your creditworthiness.

• affiliates from using your information to market to you.

• sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Arrow Investments Trust doesn't share with our affiliates.
Nonaffiliate	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Arrow Investments Trust doesn't share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Arrow Investments Trust doesn't jointly market.

27

ARROW FUNDS

Advisor	Arrow Investment Advisors, LLC 2943 Olney-Sandy Spring Road, Suite A Olney, MD 20832
Distributor	Archer Distributors, LLC 2943 Olney-Sandy Spring Road Olney, MD 20832
Legal Counsel	Thompson Hine LLP 41 South High, Suite 1700 Columbus, Ohio 43215
Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130
Independent Registered Public Accounting Firm	BBD, LLP 1835 Market Street, 26th Floor Philadelphia, PA 19103
Custodian	Union Bank, National Association 350 California Street 6th Floor San Francisco, California 94104

Additional information about the Fund, including the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings, is included in the Fund's Statement of Additional Information dated May 12, 2014 (the "SAI").  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Fund's policies and management.  Additional information about the Fund's investments will be available in the Fund's Annual and Semi-Annual Reports to shareholders.

To obtain a free copy of the SAI, the Annual Report, the Semi-Annual Report, to request other information about the Fund, or to make shareholder inquires about the Fund, please call 1-877-277-6933 or visit the Fund's website, at www.arrowfunds.com.  You may also write to:

Arrow Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

You may review and obtain copies of the Fund's information at the SEC's Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC's website at, www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, 100F Street N.W., Washington, D.C. 20549-0102.

Arrow Funds • 17605 Wright Street  •Suite 2 • Omaha, NE  68130

1-877-277-6933

Investment Company Act File # 811-22638

28

ARROW RISK PREMIA FUND

CLASS D SHARES:   DBRPX

a Series of Arrow Investments Trust

STATEMENT OF ADDITIONAL INFORMATION

May 12, 2014

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus of the Arrow Risk Premia Fund (the "Fund") dated May 12 , 2014 and when available, the Annual Report to Shareholders (the "Annual Report"), copies of which may be obtained without charge by contacting the Fund’s Transfer Agent, Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 or by calling 1-877-277-6933.  You may also obtain a prospectus and when available the Annual Report by visiting our website at www.arrowfunds.com.

TABLE OF CONTENTS

THE FUND	1
TYPES OF INVESTMENTS	2
INVESTMENT RESTRICTIONS	14
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	16
MANAGEMENT	18
CONTROL PERSONS AND PRINCIPAL HOLDERS	24
DISTRIBUTION OF SHARES	27
PORTFOLIO MANAGERS	28
ALLOCATION OF PORTFOLIO BROKERAGE	30
PORTFOLIO TURNOVER	30
OTHER SERVICE PROVIDERS	30
DESCRIPTION OF SHARES	32
ANTI-MONEY LAUNDERING PROGRAM	33
PURCHASE, REDEMPTION AND PRICING OF SHARES	33
TAX STATUS	36
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	42
LEGAL COUNSEL	42
FINANCIAL STATEMENTS	42
APPENDIX A PROXY VOTING POLICIES AND PROCEDURES OF ARROW INVESTMENT ADVISORS, LLC	43

THE FUND

The Fund is a series of Arrow Investments Trust, a Delaware statutory trust organized on August 2, 2011 (the "Trust"). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the "Board" or "Trustees").  The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges.  Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally with other shares on a class-specific basis (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Fund is a diversified series of the Trust.  The Fund's investment objective, restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time.

The Fund offers one class of shares.  However, the Board may create and offer other classes at any time.  Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different distribution fees; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.  The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

Under the Trust's Trust Instrument, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Trust Instrument or the 1940 Act.

TYPES OF INVESTMENTS

The investment objective of the Fund and a description of its principal investment strategies are set forth under "Risk/Return Summary" in the applicable Prospectus. The Fund's investment objective is not fundamental and may be changed without the approval of a majority of the applicable Fund's outstanding voting securities.

The following pages contain more detailed information about the types of instruments in which the Fund may invest, strategies Arrow Investment Advisors, LLC (the "Advisor" or "Arrow") may employ in pursuit of the Fund's investment objective and a summary of related risks.

Equity Securities

Equity securities in which the Fund may invest include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred Stock

The Fund may invest in preferred stock with a minimum credit rating of investment grade. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

Convertible Securities

The Fund may invest in convertible securities with a minimum credit rating of investment grade. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Warrants

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts

The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.  Many of the risks described below regarding foreign securities apply to investments in ADRs.

Foreign Securities

General.  The Fund may invest in foreign securities directly or through exchange traded funds ("ETFs") and other investment companies that hold a portfolio of foreign securities.  Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies.  There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States.   Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government.  There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries.  Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund's currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements).  Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund's assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Emerging Markets Securities.  The Fund may purchase securities of emerging market issuers and ETFs and closed end funds that invest in emerging market securities.  Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Debt Securities

The Fund may invest in debt securities of any credit grade.  The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

At times, some of the mortgage-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Fund may also invest in Treasury Inflation-Protected Securities (TIPS).  TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation.  The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI).  If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent.  If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise.  However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

Securities of Other Investment Companies

The Fund's investments in an underlying portfolio of ETFs, mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying funds.  In general, under Section 12(d)(1)(A) of the 1940 Act, the Fund will be prevented from: (1) purchasing more than 3% of an investment company's (including ETFs) outstanding shares; (2) investing more than 5% of its assets in any single such investment company, and (3) investing more than 10% of its assets in investment companies overall; unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission ("SEC") and the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order, or (ii) the Fund relies on one or more of the available exemptions from Section 12(d)(1)(A).

Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Fund (or the Advisor acting on behalf of the Fund) must comply with the following voting restrictions:  when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the share s held by the Fund in the same proportion as the vote of all other holders of such security.

In addition, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.  In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the NASD for funds of funds.

Closed-End Investment Companies.  The Fund may invest its assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Advisor, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Open-End Investment Companies.

Under certain circumstances an underlying fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission ("SEC"). In such cases, the Fund may hold securities distributed by an underlying fund until the Advisor determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the underlying funds are made independently of the Fund and its Advisor. Therefore, the investment advisor of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Exchange Traded Funds. ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (UITs), which are unmanaged portfolios overseen by trustees.  ETFs generally have two markets. The primary market is where institutions swap "creation units" in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.  To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

REITs

The Fund may invest in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as "Equity REITs", "Mortgage REITs" and "Hybrid REITs." An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values, and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expect to earn interest income on their margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Regulation as a Commodity Pool Operator

The Advisor, with respect to the Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and Rule 4.5 of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Fund's operations.  Accordingly, neither the Fund nor the Advisor is subject to registration or regulation as a commodity pool operator with respect to the Fund's operations.

Short Sales

The Fund may sell securities short involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will generally be required to provide collateral to the broker-dealer and will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker.

Swap Agreements

The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund's portfolio

Whether the Fund's use of swap agreements enhance the Fund's total return will depend on the Advisor's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Advisor will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

Certain Investment Techniques and Derivatives Risk

When the Advisor uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds. Although the intention is to use such investment techniques and derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Fund.  Derivatives are used to limit risk in the Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

1. Borrowing Money.  The Fund will not borrow money, except:  (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.

2. Senior Securities.  The Fund will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting.  The Fund will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate.  The Fund will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities.  The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Fund from purchasing or selling commodity options, options on commodity futures or commodity futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans.  The Fund will not make loans to other persons, except:  (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities.  For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration.  The Fund will not invest 25% or more of its total assets in a particular industry or group of industries.  The Fund will not invest 25% or more of its total assets in any investment company that concentrates.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE FUND. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

1. Pledging.  The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing.  The Fund will not purchase any security while borrowings representing more than one third of its total assets are outstanding.

3. Margin Purchases.  The Fund will not purchase securities or evidences of interest thereon on "margin."  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

4. Illiquid Investments.  The Fund will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

If a restriction on the Fund's investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund's investment portfolio, resulting from changes in the value of the Fund's total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Fund's portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

It is the Trust's policy to:  (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust's shareholders and those of the Trust's affiliates.

The Fund will disclose its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period.  In addition, the Fund will disclose their portfolio holdings reports on Forms N-CSR and Form N-Q two months after the end of each quarter/semi-annual period.

The Fund may, from time to time, make available month end portfolio holdings information on their website at www.arrowfunds.com.  The month end portfolio holdings are generally posted to the website within fifteen days of the previous month-end and remain available until new information for the next month is posted.

The Fund may choose to make available to rating agencies such as Lipper, Morningstar or Bloomberg more frequently on a confidential basis.

Under limited circumstances, as described below, the Fund's portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the Securities and Exchange Commission on Form N-CSR or Form N-Q.  In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

•

The Advisor.  Personnel of the Advisor, including personnel responsible for managing the Fund's portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Advisor to provide their management, administrative, and investment services to the Fund.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Advisor personnel may also release and discuss certain portfolio holdings with various broker-dealers.

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Gemini Fund Services, LLC.  Gemini Fund Services, LLC ("GFS") is the transfer agent, fund accountant administrator and custody administrator for the Fund; therefore, its personnel have full daily access to the Fund' portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

•

Union Bank, National Association.  Union Bank, National Association is the custodian for the Fund; therefore, its personnel have full daily access to the Fund' portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Fund.

•

BBD, LLP. BBD, LLP is the Fund's independent registered public accounting firm; therefore, its personnel have access to the Fund's portfolio holdings in connection with auditing of the Fund's annual financial statements and providing assistance and consultation in connection with SEC filings.

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Thompson Hine LLP.  Thompson Hine LLP is counsel to the Fund; therefore, its personnel have access to the Fund's portfolio holdings in connection with review of the Fund's annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients. The Fund's Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Fund's portfolio securities at any time or to any persons other than those described above.  In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Fund, the Advisor or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund's portfolio holdings.

Compliance with Portfolio Holdings Disclosure Procedures.  The Fund's Chief Compliance Officer will report periodically to the Board with respect to compliance with the Fund's portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust's policies on disclosure of portfolio holdings will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

Board Leadership Structure

The Trust is led by Joseph Barrato, who has served as the Chairman of the Board since the Trust was organized in August 2011.  Mr. Barrato is an interested person by virtue of his controlling interest in the Advisor.  The Board of Trustees is comprised of Mr. Barrato and four other Trustees, each of whom is not an interested person of the Trust as defined in the 1940 Act ("Independent Trustees").  The Trust also has a standing independent Audit Committee with a separate chair.  The Independent Trustees have not selected a Lead Independent Trustee. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly.  Under the Trust's Trust Instrument and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings.  Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President (principal executive officer), are seen by our shareholders, business partners and other stakeholders as providing strong leadership.  The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Fund and each shareholder.

Board Risk Oversight

The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications.

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Mr. Barrato is a founding member of Arrow Investment Advisors, LLC, the advisor to the Fund.  He has over 20 years of experience in the investment management industry, including six years with Rydex Investments, where he was responsible for the firm's research and developed momentum models with the Rydex sector funds.  Prior to Rydex, Mr. Barrato spent 12 years at the Federal Reserve Board of Governors, as an analyst and senior financial examiner. He holds a bachelor's degree in business administration from The George Washington University, where he majored in finance and minored in accounting.  Mr. Barrato's experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate.

Mr. Andrialis has more than 50 years of experience in the financial services and business management.  He served as a president and senior executive of various organizations in the financial services industry and founded Berwick Capital.  Mr. Andrialis’ experience in the financial services industry, coupled with his extensive leadership experience, gives him a strong understanding of the operational and management issues facing mutual funds and makes him well qualified to serve as a Trustee to the Trust.

Mr. Barragato is the founding partner of Charles A. Barragato & Co., LLP, a tax, accounting and business advisory services firm.  A Certified Public Accountant (CPA) in New York State, Mr. Barragato has over three decades of experience providing tax planning and business advisory services to high net-worth individuals and privately held businesses. He also holds the Certified Fraud Examiner ("CFE") designation and provides expert services in connection with business investigations and fraud cases.  Additionally, Mr. Barragato holds the rank of Professor of Accounting and Taxation at the C.W. Post School of Professional Accountancy and has also lectured extensively before professional groups. Mr. Barragato holds a bachelor of science degree (summa cum laude) from the Long Island University - C.W. Post School of Professional Accountancy and a master's degree in taxation from the same institution. He also earned his Ph.D. in business (concentration in accounting) from the CUNY Graduate Center - Baruch College. Mr. Barragato's experience in the accounting industry gives him a strong understanding of the accounting and tax issues facing mutual funds.

Mr. Montgomery is the principal owner and managing member of Theta Investment Research, LLC, an independent research firm focused on the management of alternative investments.  He has nearly ten years of experience in the investment management industry.   Mr. Montgomery holds a bachelor of art degree in psychology from The King's College.   Mr. Montgomery's experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate.

Mr. Sarkany is qualified to serve as a Trustee based on his experience in various business and consulting positions, and through his experience from service as a board member of the Trust and other investment companies.  His ability to perform his duties effectively also has been enhanced by his educational background and professional training. In addition to his service as a Trustee of the Trust, Mr. Sarkany serves as a trustee of the Northern Lights Fund Trust II and has previously served as a director of certain public companies.

The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified. Unless otherwise noted, the address of each Trustee and Officer is 2943 Olney Sandy Springs Road, Suite A, Olney, Maryland 20832.  The following individuals serve as trustees and officers of the Arrow Trust:

Non-Interested Trustees

Name, Year of Birth and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships	Number of Funds in the Trust Overseen by Trustee	Other Directorships Held During the Past 5 Years
Robert S. Andrialis Birth: 1944	Trustee	Indefinite/ since March 2014	President, Secured Growth Quantitative Research, 2011 – Present; Independent Consultant 2010-2011, President & Founder, Mergent, Inc., 1996-2010, Founding Principal, Berwick Capital, 1994-1996; President/CEO, Warren, Gorham & Lamont (subsidiary of The Thomson Corp.), 1989-1993; Senior Executive, Standard & Poors (including Chief Financial Officer, Group Vice President, and Executive Managing Director- U.S. Ratings), 1969-1989.	6	Trustee, Northern Lights ETF Trust (since 2012), Trustee Emeritus, College of William and Mary Endowment Association.

Charles A. Barragato Year of Birth: 1958	Trustee	Indefinite/since September 2011	Managing Partner, Charles A. Barragato & Co., LLP (public accounting firm) 1983-Present; Professor of Accounting, Long Island University, 1986-Present; Staff Auditor, Peat, Marwick, Mitchell & Co., 1980-1983.	6	None.

Paul Montgomery Year of Birth: 1953	Trustee	Indefinite/ since Sept. 2011	Director of Research Scotia Partners, LLC (since 2012) Managing Member, Theta Investment Research, LLC (2003-2012).	6	None.
Thomas T. Sarkany Birth: 1946	Trustee	Indefinite/ since March 2014	Founder and President, TTS Consultants, LLC, 2010 – present; Director of Fund Marketing, Director of Asset Management and Director of Index Licensing, Value Line, 1994 – 2010.	32	Trustee, Northern Lights ETF Trust) (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors

Interested Trustees and Officers

Name, Year of Birth and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships	Number of Funds in the Trust Overseen by Trustee	Other Directorships Held During the Past 5 Years
Joseph Barrato[1] Year of Birth: 1965	Trustee, President & Principal Executive Officer	Indefinite/ since Sept. 2011	Founder and Chief Executive Officer, Arrow (since 2006).	6	Northern Lights ETF Trust (since 2012)

Officer
Sothara Chin Year of Birth: 1966	Chief Compliance Officer	since Sept. 2011

Director of Compliance, Arrow (since 2011); Senior VP and Chief Compliance Officer, Access Capital Management, LLC (2009–2011); Chief Compliance Officer for FBR Fund Adviser, Inc. (investment adviser) and FBR Investment Services, Inc./FBRDirect (broker-dealer), Friedman, Billings, Ramsey (1998–2008).

				N/A	N/A
Jake Griffith Year of Birth: 1978	Secretary	1 year term (since Sept. 2011)	Founder and President, Director of Sales, Arrow (since 2006).	N/A	N/A
Dawn M. Dennis 80 Arkay Drive, Hauppauge, NY 11788 Year of Birth: 1966	Assistant Secretary	Since June 2013	Senior Paralegal, GFS (since May 2013), Paralegal (from July 2011 through April 2013)	N/A	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1976	Principal Financial Officer and Treasurer	since Oct. 2013	Assistant Vice President, GFS (since 2011); Assistant Vice President of Fund Administration; BNY Mellon (2007-2011)	N/A	N/A

1Joseph Barrato is considered to be an "interested person" of the Arrow Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment Advisor to the Fund, Arrow Investment Advisors, LLC.

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act. The Audit Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls.  The Audit Committee operates pursuant to an Audit Committee Charter.  During the Trust’s last fiscal year, the Audit Committee held two meetings.

Compensation

Each Trustee who is not affiliated with the Trust or Advisor will receive a quarterly retainer of $2,500, as well as reimbursement for any reasonable expenses incurred attending meetings of the Board of Trustees. The "interested persons" who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees are expected to receive from the Trust during the fiscal year ending July 31, 2014 ..  The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name	Aggregate Compensation From the Fund **	Pension or Retirement Benefits Accrued as Part of the Fund's Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex*** Paid to Trustees
Robert S. Andrialis	$2,145	$0	$0	$9,000
Joseph Barrato*	$0	$0	$0	$0
Charles Barragato	$2,384	$0	$0	$10,000
Paul Montgomery	$2,384	$0	$0	$10,000
Thomas T. Sarkany	$2,145	$0	$0	$9,000

_______________

* Joseph Barrato is considered to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment Advisor to the Fund, Arrow Investment Advisors, LLC.

**There will be multiple series comprising the Trust.  Trustees' fees will be allocated equally to each Fund in the Trust  on a pro rata basis, based on the Fund’s net assets ..

*** The term “Fund Complex” refers to the Trust and Northern Lights  ETF Trust.

Trustee Ownershipp

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Fund as of December 31, 2013 ..

Name of Trustee	Dollar Range of Equity Securities in the Fund *	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies **
Robert S. Andrialis	None	$0
Joseph	None	$0

Barrato ***	None	$0
Charles Barragato	None	$0
Paul Montgomery	None	$0
Thomas T. Sarkany	None	$0

* The Fund had not commenced operations as of December 31, 2013.

** The term “Family of Investment Companies” refers to the Trust and Northern Lights  ETF Trust

* ** Joseph Barrato is considered to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment Advisor to the Fund, Arrow Investment Advisors, LLC.

Management Ownership

As of the date of this SAI, the Trustees and officers, as a group, owned less than 1% of the Fund’s outstanding shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund.  A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control.  As of the date of this SAI, there were no principal or control shareholders as there were no shares of the Fund outstanding.

As of the date of this SAI, there were no shareholders of record owning 5% or more of the outstanding shares of the Fund ..

Investment Advisor and Advisory Agreements

The Advisor of the Fund is Arrow Investment Advisors, LLC, located at 2943 Olney-Sandy Springs Road, Suite A, Olney, Maryland 20832. Jake Griffith and Joseph Barrato are the controlling shareholders of the Advisor.

Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund (the "Advisory Agreement"), the Advisor, under the supervision of the Board, agrees to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund's current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Advisor. The Advisor shall act as the investment advisor to the Fund and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Advisor will place orders pursuant to its investment determinations either directly with the  issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Advisor with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Advisor also provides the Fund with all necessary office facilities and personnel for servicing the Fund's investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Advisor, and all personnel of the Fund or the Advisor performing services relating to research, statistical and investment activities. The Advisory Agreement was first approved by the Trust's Board of Trustees at a meeting on September 11, 2014.

As compensation for the above listed services, pursuant to the Advisory Agreement, the Advisor will receive an annual management fee payable by the Fund to the Advisor at a rate of 0.30% of the Fund's average daily net assets.

In addition to receiving the advisory fee, the Advisor has entered into an agreement with the Fund's underwriter that requires all commissions retained by the underwriter be used to pay the Fund's underwriting fees, and that any excess be used to pay for the services of wholesalers that assist in the distribution and promotion of the Fund and other sales and marketing efforts.

Expenses not expressly assumed by the Advisor under the Advisory Agreement are paid by the Trust.  Under the terms of the Advisory Agreement, the Trust is responsible for the payment of the following expenses among others: (a) the fees payable to the Advisor, (b) the fees and expenses of Trustees who are not affiliated persons of the Advisor or Distributor (as defined under the section entitled ("The Distributor") (c) the fees and certain expenses of the Custodian (as defined under the section entitled "Custodian") and Transfer and Dividend Disbursing Agent (as defined under the section entitled "Transfer Agent"), including the cost of maintaining certain required records of the Trust and of pricing the Trust's shares, (d) the charges and expenses of legal counsel and independent accountants for the Trust, (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and corporate fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Trust, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Trust's registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees' meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Advisor) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.

The Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days' written notice by a vote of a majority of the Trustees or by the Advisor, or by holders of a majority of that Trust's outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

In addition, as described below under "Organization and Management of Wholly-Owned Subsidiaries," each Subsidiary has entered into a separate contract with the Advisor for the management of the Subsidiary's portfolio. The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary.  This undertaking will continue in effect for so long as the Fund invests in its Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Fund's Board for such termination.

A summary of the Board of Trustees deliberations in approving the Advisory Agreement will be included in the Fund's first Annual or Semi-Annual Report to Shareholders.

Codes of Ethics

The Trust, the Advisor and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the code of ethics adopted by the Trust (the "Code"), the Trustees are permitted to invest in securities that may also be purchased by the Fund.

In addition, the Code, which applies only to the Trust's executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission and in other public communications made by the Fund; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Fund to the Advisor, subject to the Board's continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and their shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor's Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

A copy of the Advisor's Proxy Voting Policies is attached hereto as Appendix A.

More information. Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund at 1-877-277-6933; and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.  In addition, a copy of the Fund's proxy voting policies and procedures are also available by calling 1-877-277-6933 and will be sent within three business days of receipt of a request.

DISTRIBUTION OF SHARES

Archer Distributors, LLC, located at Olney-Sandy Spring Road Olney, MD 20832 (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an Underwriting Agreement with the Trust (the "Underwriting Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the FINRA. The offering of the Fund's shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the applicable Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of the Fund and may allow concessions to dealers that sell shares of the Fund.

PORTFOLIO MANAGERS

Security selection for the Fund is made by a team that consists of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are William E. Flaig Jr. and Adrian Bachman.  Investment selection for the Fund are made by William E. Flaig Jr. and Adrian Bachman.  As of May 7, 2014, they were responsible for the management of the following types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
William Flaig Jr.
Registered Investment Companies	6	$696,348,311	0	$0
Other Pooled Investment Vehicles	0	$0	0	$ 0
Other Accounts	0	$0	0	$0

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Adrian Bachman
Registered Investment Companies	6	$696,348,311	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Conflicts of Interest.

As indicated in the tables above, portfolio managers may manage numerous accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Advisor may receive fees from certain accounts that are higher than the fee it receives from its managed Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over his managed Fund.

When allocating investments among client accounts, the portfolio managers have the fiduciary obligation to treat each client equally, regardless of account size or fees paid.  All clients at the same custodian (or trading desk) receive the same average price for each transaction.  When multiple trading desks or custodians are used to execute transactions, the portfolio managers execute the trades in such a fashion as to ensure no client grouping consistently receives preferential treatment.  When trades in the same security must be executed over multiple days, the portfolio managers execute the trades in a random order to ensure no client grouping consistently receives preferential treatment.

"Cross trades" in which a portfolio managers sells a particular security held by the Fund to another account managed by the Advisor (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than the independent third party would pay. The Advisor and the Fund have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

Compensation.

As compensation for his responsibilities as Chief Investment Officer of the Advisor, Mr. Flaig receives a fixed base salary designed to be competitive relative to the size of the Advisor within the mutual fund industry.  The base salary is determined by the Advisor's management committee.  In addition Mr. Flaig is eligible to participate in a bonus program based on the pre-tax performance and asset growth of the funds managed by the Advisor relative to the fund's benchmark index.  Mr. Flaig also participates in an incentive program that provides a percentage of ownership in the advisor in set amounts over a set time frame.  Adrian Bachman receives a salary and discretionary bonus from the Advisor.

Ownership.

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of the date of this SAI.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
William E. Flaig Jr.	$0
Adrian Bachman	$0

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the portfolio manager who is an employee of the Advisor.  The Advisor is authorized by the Trustees to allocate the orders placed by them on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Advisor for the Fund's use. Such allocation is to be in such amounts and proportions as the Advisor may determine.

In selecting a broker or dealer to execute each particular transaction, the Advisor will take the following into consideration:

•

the best net price available;

•

the reliability, integrity and financial condition of the broker or dealer;

•

the size of and difficulty in executing the order; and

•

the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Advisor determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Fund. In allocating portfolio brokerage, the Advisor may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Advisor exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund's, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

PORTFOLIO TURNOVER

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period.

OTHER SERVICE PROVIDERS

Fund Administration

The Administrator for the Fund is Gemini Fund Services, LLC, ("GFS" or the "Administrator"), which has its principal office at 80 Arkay Dr., Hauppauge, New York

11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Pursuant to an Administration Service Agreement with the Fund, GFS provides administrative services to the Fund, subject to the supervision of the Board. GFS may provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of GFS or its affiliates.

The Administration Service Agreement was initially approved by the Board at a meeting held on June 22, 2006.  The Agreement remained in effect for three years from the date of its initial approval, and will remain in effect subject to annual approval of the Board for one-year periods thereafter.  The Administration Service Agreement is terminable by the Board or GFS on ninety days' written notice and may be assigned provided the non-assigning party provides prior written consent. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of GFS or reckless disregard of its obligations thereunder, GFS shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, GFS provides facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Fund's Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund's Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund's shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectuses.

For the services rendered to the Fund by GFS, the Fund pays GFS the Fund administration fee equal to 0.035% on the first $100 million and 0.02% over $100 million.   The Fund also pay GFS for any out-of-pocket expenses.  The administration fees paid by the Fund to GFS are presented in the table below for the periods shown:

Fund Accounting

GFS, pursuant to the Fund Accounting Service Agreement, provides the Fund with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund's listing of portfolio securities and general ledger reports; (iv)

reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund's custodian and Advisor; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

Transfer Agent

GFS, 17605 Wright Street, Omaha, NE 68130, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to written agreement with the Fund. Under the agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Custodian

Union Bank, National Association (the "Custodian"), 400 California Street, , San Francisco, California  94104 serves as the custodian of the Fund's assets pursuant to a Custody Agreement by and between Union Bank, National Association and the Trust on behalf of the Fund.  The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. Pursuant to the Custody Agreement, Union Bank, National Association also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Advisor. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest.  Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program is written and has been approved by the Fund's Board of Trustees.  The Program provides for the development of policies, procedures and internal controls reasonably designed to prevent laundering, the designation of an anti-money laundering compliance officer who is responsible for implementing and monitoring the Program, ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and Transfer Agent have established reasonable anti-money laundering procedures, have reported suspicious and/or fraudulent activity and have  completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading "Net Asset Value," ("NAV") of the Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the last bid price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options; futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Fund in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at NAV per share or offering price (NAV plus a sales charge, if applicable) computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV or offering price per share.

Redemption of Shares

The Fund will redeem all or any portion of a shareholder's shares in the Fund when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus. For shares held less than 30 days, the Fund will deduct a 1% redemption fee on your redemption amount if you sell your shares.  The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.  The redemption fee is imposed to the extent that the number of Fund shares redeemed within 30 days, measured on a first in first out basis, exceeds the number of Fund shares that have been held for more than 30 days. The redemption fee will not apply in the following circumstances:

•

Redemptions resulting from death or disability

•

Redemptions through an Automatic Transfer Plan

•

Redemptions of shares purchased through an Automatic Investment Plan

•

Redemptions of shares acquired through dividend reinvestment

•

Redemptions of shares held in certain omnibus accounts, including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended and

•

Redemptions in connection with Exchanges of Shares

Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognize that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

Under the 1940 Act, a shareholder's right to redeem shares and to receive payment therefore may be suspended at times:

a)

when the NYSE is closed, other than customary weekend and holiday closings;

b)

when trading on that exchange is restricted for any reason;

c)

when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

d)

when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the NAV next determined after the termination of the suspension.

Supporting documents in addition to those listed under "Redemptions" in the Prospectus will be required from executors, administrators, Trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in the Fund.

The Fund has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund.  Capital losses incurred after January 31, 2011 may now be carried forward indefinitely and retain the character of the original loss.  Under pre-enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.  Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain, if any, will be made annually no later than December 31 of each year.  Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain ("capital gain dividends") generally are taxable to shareholders as long-term capital gain; regardless of the length of time the shares of the Trust have been held by such shareholders.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their "net investment income," which should include dividends from the Fund and net gains from the disposition of shares of the Fund.  U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company.

The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

Foreign Currency Transactions

The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts

(and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

The Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issue to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP, located at 1835 Market Street, 26th Floor, Philadelphia, PA  19103 serves as the Fund's independent registered public accounting firm providing services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio  43215 serves as the Trust's legal counsel.

FINANCIAL STATEMENTS

The Fund has not yet commenced operations and, therefore, has not produced financial statements. Once produced, you can obtain a copy of the financial statements contained in the Fund's Annual or Semi-Annual Report without charge by calling the Fund at 1-877-277-6933.

APPENDIX A
PROXY VOTING POLICIES AND PROCEDURES OF ARROW INVESTMENT ADVISORS, LLC

Arrow Investment Advisors, LLC ("Arrow") votes (or refrains from voting) proxies for a client in a manner that Arrow, in the exercise of its independent business judgment, concludes are in the best economic interests of such client. In some cases, Arrow may determine that it is in the best economic interests of a client to refrain from exercising the fund's proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, Arrow's approach is also driven by our clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by Arrow recalling loaned securities in order to ensure they are voted. Periodically, Arrow analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. Arrow will normally vote on specific proxy issues in accordance with its proxy voting guidelines.  Arrow's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. Arrow may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a client. Arrow votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the client, the client's affiliates (if any), Arrow or Arrow's affiliates. When voting proxies, Arrow attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

•

Arrow generally supports the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

•

Arrow generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

•

Arrow generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

When Arrow exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the funds, Arrow will vote the shares held by the client in the same proportion as the votes of all other holders of such security.

Arrow may conclude that the best interest of the firm's client requires that a proxy be voted in a manner that differs from the predetermined proxy voting policy. In this situation, Arrow may vote the proxy other than according to such policy.

Information with respect to how Arrow voted Fund proxies relating to portfolio securities during the most recent 12-month period is available: (i) without charge, upon request, by calling

1-877-277-6933 or through the Fund's website at www.arrowfunds.com and (ii) on the SEC's website at www.sec.gov.

PART C

OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a) Articles of Incorporation.

(i)

Registrant's Trust Instrument, which was filed as an exhibit to the Registrant's Registration Statement on November 23, 2011, is incorporated by reference.

(ii)

Certificate of Trust, which was filed as an exhibit to the Registrant's Registration Statement on November 23, 2011, is incorporated by reference.

(b) By-Laws. Registrant's By-Laws, which were filed as an exhibit to the Registrant's Registration Statement on November 23, 2011, are incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i)

Management Agreement, which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.

(ii)

Amendment to Management Agreement, filed herewith.

(iii)

Sub-Advisory Agreement, which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference

(iv)

Expense Limitation Agreement, which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.

(e) Underwriting Contracts.

(i)

Underwriting Agreement with Northern Lights Distributors, LLC, which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.

(ii)

Amendment to Underwriting Agreement with Northern Lights Distributors, LLC, filed herewith.

(iii)

Underwriting Agreement with Archer Distributors, LLC, filed herewith.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement.

(i)

Custody Agreement, which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.

(ii)

Amendment to Custody Agreement, to be filed by amendment.

(iii)

Account Control Agreement which was filed as an exhibit to the Registrant's Registration Statement on November 27, 2013, is incorporated by reference.

(h) Other Material Contracts.

(i)

Fund Services Agreement, filed herewith ..

(ii)

Amendment to Fund Services Agreement, filed herewith

(i) Legal Opinion and Consent of Thompson Hine, LLP, filed herewith.

(j) Other Opinions. None.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. None.

(m) Rule 12b-1 Plans. Class A and Class C Plan of Distribution Pursuant to Rule 12b-1, which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.

(n) Rule 18f-3 Plan. Rule 18f-3 Plan, which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.

(o) Reserved.

(p) Code of Ethics.

(i) Code of Ethics for Arrow Investments Trust, which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.

(ii) Code of Ethics for Arrow Investment Advisors, LLC, which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.

(iii) Code of Ethics for Dorsey, Wright & Associates, Inc., which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.

(iv) Code of Ethics for principal underwriter (Northern Lights Distributors, LLC), which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.

(iv) Code of Ethics for principal underwriter (Archer Distributors, LLC), filed herewith.

(q) Powers of Attorney. Power of Attorney for Robert S. Andrialis, Thomas T. Sarkany and Sam Singh are filed herewith. Power of Attorney for the Trust, and a certificate with respect thereto, and each other trustee and executive officer, which were filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, are incorporated by reference.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article IX of the Registrant's Trust Instrument, which is incorporated by reference as described above, Section 8 of the Underwriting Agreement with Northern Lights Distributors, LLC, which is incorporated by reference as described above, Section 8 of the Underwriting Agreement with Archer Distributors, LLC, which is filed herewith, Section 11 of the Management Agreement, which is incorporated by reference as described above, Section 16 of the Custody Agreement, which is incorporated by reference as described above, and Section 4 of the Fund Services Agreement, which is filed herewith ..  The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Advisor and Sub-Advisor.

Arrow Investment Advisors LLC, 2943 Olney Sandy Springs Road, Suite A Olney, Maryland  20832 is a registered investment adviser. Additional information about the Advisor and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the Advisor's Form ADV, file number 801-66595. The Trust's Sub-Advisor, Dorsey, Wright & Associates, Inc., located at 9201 Forest Hill Avenue, Suite 100, Richmond, Virginia,  23235 is a registered investment adviser. Additional information about the Sub-Advisor and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the Sub-Advisor's Form ADV, file number 801-29045.

Item 32. Principal Underwriters.

(a)(1) Northern Lights Distributors, LLC ("NLD"), is the principal underwriter for the Arrow Global Enhanced HY Bond ETF, Arrow Balanced ETF, Arrow Tactical ETF and Arrow Tactical Yield ETF, all series of Arrow Investment Trust .  NLD also acts as principal underwriter for the following:  AdvisorOne Funds, AmericaFirst Quantitative Funds, Compass EMP Funds Trust, Copeland Trust, Equinox Funds Trust, Forethought Variable Insurance Trust, GL Beyond Income Fund, Miller Investment Trust, Morgan Creek Series Trust, Mutual Fund Series Trust, Nile Capital Investment Trust, North Country Funds, Northern Lights ETF Trust, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights ETF Fund Trust, Northern Lights Variable Trust, OCM Mutual Fund, Roge Partners Funds, Resource Real Estate Diversified Income Fund, The DMS Funds, The Multi-Strategy Growth & Income Fund, The Saratoga Advantage Trust, Total Income+ Real Estate Fund, Tributary Funds, Inc., Two Roads Shared Trust and Vertical Capital Income Fund.

(a)(2) Archer Distributors, LLC, is the principal underwriter for all series of Arrow Investment Trust, except the Arrow Global Enhanced HY Bond ETF, Arrow Balanced ETF, Arrow Tactical ETF and Arrow Tactical Yield ETF .  Archer Distributors, LLC does not act as principal underwriter for other funds outside the Trust.

(b)(1) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 17605 Wright Street, Omaha, Nebraska  68130. To the best of Registrant's knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
Brian Nielsen	Manager, CEO, Secretary	None
Bill Wostoupal	President	None
Daniel Applegarth	Treasurer	None
Mike Nielsen	Chief Compliance Officer, AML Compliance Officer	None

 (b)(2) Archer Distributors, LLC is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of Archer Distributors, LLC is 2943 Olney-Sandy Spring Road, Suite A, Olney, Maryland 20832. To the best of Registrant's knowledge, the following are the members and officers of Archer Distributors, LLC:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
Sothara Chin	President and CCO	Chief Compliance Officer
Foster Dorfman	FINOP	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, Sub-Adviser, Principal Underwriters, Transfer Agent, Fund Accountant, Administrator and Custodian at the addresses stated in the SAIs.

Item 34. Management Services. Not applicable.

Item 35. Undertakings.  The Registrant undertakes that each Fund's Subsidiary will submit to inspection by the Securities and Exchange Commission.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statements under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned duly authorized, in the City of Columbus, State of Ohio, on the 9th day of May, 2014.

Arrow Investments Trust

By:

/s/ JoAnn M. Strasser

JoAnn M. Strasser, Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 9th day of May, 2014.

Name	Title
Robert S. Andrialis*	Trustee
Charles A Barragato*	Trustee
Paul Montgomery*	Trustee
Thomas T. Sarkany*	Trustee
Joseph Barrato*	Trustee, President and Principal Executive Officer
Sam Singh *	Treasurer and Principal Financial Officer

*By:

/s/ JoAnn M. Strasser

JoAnn M. Strasser, Attorney-in-fact

Exhibit Index

1.

Amendment to Management Agreement

EX-99-28.d.ii

2.

Amendment to Underwriting Agreement

with NLD

EX-99-28.e.ii

3.

Underwriting Agreement with Archer Distributors

EX-99-28.e.iii

4.

Fund Services Agreement

EX-99-28.h.i

5.

Amendment to Fund Services Agreement

EX-99-28.h.ii

6.

Legal Opinion and Consent of Thompson Hine LLP

EX-99-28.i

7.

Code of Ethics for Archer Distributors

EX-99-28.p.iv

8.

Powers of Attorney for Bob Andrialis, Tom Sarkany and Sam Singh

EX-99-28.q